Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Denmark 5.7%
DSV A/S	43,499	7,329,625
Novo Nordisk A/S, Class B	147,001	17,121,774
Tryg AS	569,159	12,977,599
Total		37,428,998
France 7.7%
L’Oreal SA	45,515	17,207,284
LVMH Moet Hennessy Louis Vuitton SE	26,872	18,658,703
Pernod Ricard SA	34,606	6,798,159
Schneider Electric SE	57,315	7,926,892
Total		50,591,038
Hong Kong 0.6%
Techtronic Industries Co., Ltd.	380,500	4,222,268
India 1.0%
Kotak Mahindra Bank Ltd.	289,057	6,638,456
Japan 6.7%
Hoya Corp.	111,800	11,201,426
Keyence Corp.	42,100	16,686,005
Recruit Holdings Co., Ltd.	432,000	16,145,161
Total		44,032,592
Switzerland 4.4%
Lonza Group AG, Registered Shares	27,096	16,467,638
Nestlé SA, Registered Shares	104,580	12,813,905
Total		29,281,543
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	943,000	16,172,041
United Kingdom 3.0%
Anglo American PLC	102,137	3,691,730
Linde PLC	54,140	16,395,538
Total		20,087,268
United States 67.2%
Adobe, Inc.(a)	62,609	25,677,203
Advanced Micro Devices, Inc.(a)	149,456	14,119,108
Alphabet, Inc., Class A(a)	229,140	26,653,565
Amazon.com, Inc.(a)	166,688	22,494,546
Common Stocks (continued)
Issuer	Shares	Value ($)
American Electric Power Co., Inc.	49,070	4,836,339
Charter Communications, Inc., Class A(a)	12,766	5,516,189
Cintas Corp.	30,787	13,099,561
ConocoPhillips Co.	143,720	14,002,640
Doximity, Inc., Class A(a)	66,760	2,825,283
Edwards Lifesciences Corp.(a)	149,247	15,005,293
Elevance Health, Inc.	39,079	18,644,591
Eli Lilly & Co.	48,968	16,144,260
Hilton Worldwide Holdings, Inc.	54,923	7,033,989
Intercontinental Exchange, Inc.	117,933	12,027,987
Intuit, Inc.	75,244	34,324,055
Lam Research Corp.	55,139	27,597,621
Marsh & McLennan Companies, Inc.	62,348	10,222,578
MasterCard, Inc., Class A	101,231	35,814,515
Microsoft Corp.	191,694	53,816,174
QUALCOMM, Inc.	49,868	7,233,852
S&P Global, Inc.	31,425	11,845,025
Stryker Corp.	28,341	6,086,230
Thermo Fisher Scientific, Inc.	47,205	28,247,944
T-Mobile USA, Inc.(a)	103,423	14,795,694
Trane Technologies PLC	57,537	8,457,364
United Parcel Service, Inc., Class B	37,760	7,359,046
Total		443,880,652
Total Common Stocks (Cost $479,425,498)		652,334,856

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.712%(b),(c)	7,920,580	7,916,619
Total Money Market Funds (Cost $7,915,234)		7,916,619
Total Investments in Securities (Cost $487,340,732)		660,251,475
Other Assets & Liabilities, Net		108,644
Net Assets		$660,360,119
Columbia Select Global Equity Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.712%
	13,674,921	163,532,451	(169,292,138)	1,385	7,916,619	(3,932)	26,422	7,920,580
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Global Equity Fund | Third Quarter Report 2022

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3QT155_10_M01_(09/22)